Annual Total Returns [BarChart] - Morgan Stanley Discovery Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(6.67%)
Annual Return 2012	9.55%
Annual Return 2013	39.30%
Annual Return 2014	1.29%
Annual Return 2015	(4.78%)
Annual Return 2016	(8.27%)
Annual Return 2017	40.36%
Annual Return 2018	10.41%
Annual Return 2019	40.47%
Annual Return 2020	153.77%